COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Capital expenditure	$ 63.9	$ 33.6
Accounts payable	0.0	1.3
Letters of Credit Outstanding, Amount		2.3
Surety bonds and other bank issued guarantees	180.5	165.4
Cash margin guarantees	$ 8.7	$ 4.2